DESCRIPTION OF THE PLAN - Additional Information (Details) - EBP 004 - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Aggregate Limit Prescribed by IRS for Participants Under Age 50	$ 23,500
EBP, Aggregate Limit Prescribed by IRS for Participants Aged 50-59 or 64	31,000
EBP, Aggregate Limit Prescribed by IRS for Participants Age 60-63	$ 34,750
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Automatic Annual Increase, Deferral Rate	1.00%
EBP, Participant Contribution, Maximum, Deferral Rate	10.00%
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Nonelective Contribution	4.00%
EBP, Participant Contribution, Vesting Percentage	100.00%
EBP, Forfeited Nonvested Account	$ 96,000	$ 187,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	1,957,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maturity Period for General Purpose Loans	5 years
EBP, Note Receivable from Participant, Account, Maturity Period for Loans Made to Purchase Principal Residence	10 years
EBP, Note Receivable from Participant, Account, Additional Interest	2.00%
EBP, Change in Net Asset Available for Benefit, Increase from Administrative Credit	$ 401,027
EBP, Unused Administrative Revenue Credit	$ 283,000	$ 194,000
Aflac Incorporated Common Stock
EBP, Description of Plan [Line Items]
EBP, Investment, Number of Shares	1.7	1.9
EBP, Net Asset Value per Share or Unit	$ 110.27	$ 103.44
EBP, Dividends Received	$ 4,000,000.0
Fidelity
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	129,000
EBP, Change in Net Asset Available for Benefit, Increase from Administrative Credit	$ 530,000
Minimum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%